Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Revenue from Contracts with Customers Disaggregated by Major Products - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from customer disaggregation major products total	€ 107,384	€ 26,430	€ 33,035
Charging [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from customer disaggregation major products total	89,323	19,506	23,721
Commercial and Industrial [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from customer disaggregation major products total	15,788	4,463	6,334
Service [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from customer disaggregation major products total	2,004	1,774	2,235
Residential Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from customer disaggregation major products total	41	287	479
Other [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from customer disaggregation major products total	€ 227	€ 400	€ 267